Trade and other receivables - Credit Risk Exposure (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) customer	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Trade and other receivables
Financial assets	£ 2,727	£ 2,441
Number of customers exceeding 10% of entity's revenue | customer	0
Expected credit loss allowance	£ (2,727)	(2,441)
Third party receivables and other receivable balances with GSK Group companies
Trade and other receivables
Financial assets	230	157
Expected credit loss allowance	(230)	(157)
Cost | Trade receivables
Trade and other receivables
Financial assets	1,381	1,528
Expected credit loss allowance	(1,381)	(1,528)
Impairment | Trade receivables
Trade and other receivables
Financial assets	(29)	(41)	£ (53)
Expected credit loss allowance	29	41	£ 53
Impairment | Third party receivables and other receivable balances with GSK Group companies
Trade and other receivables
Financial assets	0
Expected credit loss allowance	0
Current Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	1,210	1,386
Expected credit loss allowance	(1,210)	(1,386)
Current Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(5)	(6)
Expected credit loss allowance	5	6
0-30 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	102	58
Expected credit loss allowance	(102)	(58)
0-30 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(1)	(1)
Expected credit loss allowance	1	1
31-90 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	25	30
Expected credit loss allowance	(25)	(30)
31-90 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(1)	(1)
Expected credit loss allowance	1	1
91-180 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	12	15
Expected credit loss allowance	(12)	(15)
91-180 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(2)	(2)
Expected credit loss allowance	2	2
181 days - 1 year Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	15	12
Expected credit loss allowance	(15)	(12)
181 days - 1 year Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(4)	(4)
Expected credit loss allowance	4	4
Greater than 1 year Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	17	27
Expected credit loss allowance	(17)	(27)
Greater than 1 year Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(16)	(27)
Expected credit loss allowance	£ 16	£ 27